Loans (Impaired Loans Information) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended	12 Months Ended
		Sep. 30, 2017	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	¥ 550,868	¥ 851,130
Recorded investment not requiring an allowance for loan losses	[1],[2]	121,605	129,754
Total	[1]	672,473	980,884
Unpaid principal balance		726,173	1,038,292
Related allowance	[3]	179,712	302,573
Average recorded investment		826,678	976,295
Interest income recognized	[4]	4,719	11,418
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	423,435	690,567
Recorded investment not requiring an allowance for loan losses	[1],[2]	94,516	99,704
Total	[1]	517,951	790,271
Unpaid principal balance		553,650	829,163
Related allowance	[3]	131,092	241,471
Average recorded investment		654,111	807,103
Interest income recognized	[4]	3,650	9,378
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	130,184	372,241
Recorded investment not requiring an allowance for loan losses	[1],[2]	5,386	6,815
Total	[1]	135,570	379,056
Unpaid principal balance		140,010	383,812
Related allowance	[3]	48,786	148,777
Average recorded investment		257,313	375,895
Interest income recognized	[4]	914	2,859
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	41,808	46,130
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,663	11,346
Total	[1]	51,471	57,476
Unpaid principal balance		59,519	66,006
Related allowance	[3]	5,397	6,367
Average recorded investment		54,473	66,796
Interest income recognized	[4]	338	877
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	46,498	58,366
Recorded investment not requiring an allowance for loan losses	[1],[2]	9,653	8,004
Total	[1]	56,151	66,370
Unpaid principal balance		63,777	72,261
Related allowance	[3]	12,280	20,122
Average recorded investment		61,260	66,050
Interest income recognized	[4]	432	1,173
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	129,030	133,466
Recorded investment not requiring an allowance for loan losses	[1],[2]	11,183	13,435
Total	[1]	140,213	146,901
Unpaid principal balance		148,775	155,023
Related allowance	[3]	49,871	52,341
Average recorded investment		143,557	148,865
Interest income recognized	[4]	1,031	2,261
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	24,139	19,386
Recorded investment not requiring an allowance for loan losses	[1],[2]	2,734	3,229
Total	[1]	26,873	22,615
Unpaid principal balance		27,865	23,568
Related allowance	[3]	7,134	5,968
Average recorded investment		24,744	24,035
Interest income recognized	[4]	160	371
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	3,100	2,601
Recorded investment not requiring an allowance for loan losses	[1],[2]	3,962	3,940
Total	[1]	7,062	6,541
Unpaid principal balance		7,395	6,873
Related allowance	[3]	1,433	962
Average recorded investment		6,802	5,305
Interest income recognized	[4]	29	50
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	2,184	6,484
Recorded investment not requiring an allowance for loan losses	[1],[2]	1,079	126
Total	[1]	3,263	6,610
Unpaid principal balance		3,393	6,740
Related allowance	[3]	1,534	1,999
Average recorded investment		4,937	6,053
Interest income recognized	[4]	17	91
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	46,492	51,893
Recorded investment not requiring an allowance for loan losses	[1],[2]	50,856	52,809
Total	[1]	97,348	104,702
Unpaid principal balance		102,916	114,880
Related allowance	[3]	4,657	4,935
Average recorded investment		101,025	114,104
Interest income recognized	[4]	729	1,696
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment requiring an allowance for loan losses	[1]	127,433	160,563
Recorded investment not requiring an allowance for loan losses	[1],[2]	27,089	30,050
Total	[1]	154,522	190,613
Unpaid principal balance		172,523	209,129
Related allowance	[3]	48,620	61,102
Average recorded investment		172,567	169,192
Interest income recognized	[4]	¥ 1,069	¥ 2,040

[1]	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group's policy for placing loans in nonaccrual status corresponds to the Group's definition of impaired loans.
[2]	These impaired loans do not require an allowance for loan losses because the MHFG Group has sufficient collateral to cover probable loan losses.
[3]	The allowance for loan losses on impaired loans includes the allowance for groups of small balance, homogeneous loans which were collectively evaluated for impairment, in addition to the allowance for those loans that were individually evaluated for impairment. The total carrying amount of the groups of small balance, homogeneous loans at March 31, 2017 and September 30, 2017 was ¥302,251 million and ¥266,915 million, respectively.
[4]	Amounts represent gross interest income on impaired loans which were included in Interest income on loans in the consolidated statements of income.